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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Wilshire, LLC
Address: 2001 Wilshire Blvd., Suite 401
         Santa Monica, California 90403

Form 13F File Number: 28-14005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell B. Faucett
Title:   Manager
Phone:   (310) 264-4844


Signature, Place, and Date of Signing:

/s/ Russell B. Faucett     Santa Monica, California       February 1, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 272,330
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7
--------                      -------------- --------- --------- ------------------ ---------- ---------------------
                                                                                                 VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT ---------------------
NAME OF ISSUER                    CLASS       CUSIP    (x $1000)  PRN AMT  PRN CALL DISCRETION   SOLE    SHARED NONE
--------------                -------------- --------- --------- --------- --- ---- ---------- --------- ------ ----
Nokia Corp                    SPONSORED ADR  654902204   6,314   1,310,000 SH          Sole    1,310,000
SPDR S&P MidCap 400 ETF TR    UTSER1 S&PDCRP 78467Y107  85,168     534,000 SH          Sole      534,000
SPDR S&P 500 ETF TR           TR UNIT        78462F103  78,689     627,000 SH          Sole      627,000
Starwood PPTY TR Inc          COM            85571B105  10,088     545,000 SH          Sole      545,000
iShares TR                    RUSSELL 2000   464287655  84,960   1,152,000 SH          Sole    1,152,000
Annaly Cap Mgmt Inc           COM            035710409   6,783     425,000 SH          Sole      425,000
Frontier Communications Corp  COM            35906A108     134      26,000 SH          Sole       26,000
USA Mobility Inc              COM            90341G103     194      14,000 SH          Sole       14,000